Financial Risks - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	[1]	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	[1]	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | €	€ 1,239			€ 711				€ 2,469
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $		$ 1,323				$ 61				$ 1,762
Equity in functional currency | $		$ 18,117				$ 15,111				$ 17,617
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £			£ (29)				£ 35				£ 71
Equity in functional currency | £			£ 1,358				£ 1,671				£ 1,905

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.